Schedule of Investments (unaudited)	iShares® iBonds® 2021 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par (000)	Value

Corporate Bonds & Notes
Advertising — 0.4%
Interpublic Group of Companies Inc. (The), 3.75%, 10/01/21(a)	$175	$175,980

Aerospace & Defense — 1.5%
Boeing Co. (The)
2.30%, 08/01/21	350	350,000
2.35%, 10/30/21	200	200,926
8.75%, 08/15/21	108	108,289
		659,215
Auto Manufacturers — 7.1%
Ford Motor Credit Co. LLC
3.81%, 10/12/21	1,025	1,030,381
5.88%, 08/02/21	775	775,000
General Motors Financial Co. Inc.
4.20%, 11/06/21	875	883,759
4.38%, 09/25/21	375	377,194
		3,066,334
Banks — 5.7%
Barclays PLC, 3.20%, 08/10/21	600	600,342
Deutsche Bank AG/New York NY, 4.25%, 10/14/21	1,275	1,284,664
Santander Holdings USA Inc., 4.45%, 12/03/21 (Call 11/03/21)	350	353,490
Santander UK Group Holdings PLC, 2.88%, 08/05/21	250	250,035
		2,488,531
Biotechnology — 1.1%
Gilead Sciences Inc., 4.40%, 12/01/21 (Call 09/01/21)	475	476,549

Chemicals — 0.8%
Eastman Chemical Co., 3.50%, 12/01/21	150	151,571
Mosaic Co. (The), 3.75%, 11/15/21 (Call 08/15/21)	175	175,187
		326,758
Commercial Services — 0.5%
Equifax Inc., 3.60%, 08/15/21	200	200,220

Computers — 0.3%
Hewlett Packard Enterprise Co., 3.50%, 10/05/21 (Call 09/05/21)	150	150,437

Diversified Financial Services — 0.3%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, 5.00%, 10/01/21	150	150,000

Electric — 5.5%
American Electric Power Co. Inc., Series I, 3.65%, 12/01/21	200	202,248
Dominion Energy Inc., 2.72%, 08/15/21(b)	325	325,256
Duke Energy Corp., 1.80%, 09/01/21 (Call 08/01/21)	475	475,000
NextEra Energy Capital Holdings Inc., 2.40%, 09/01/21	740	741,273
Public Service Enterprise Group Inc., 2.00%, 11/15/21 (Call 10/15/21)	200	200,698
Puget Energy Inc., 6.00%, 09/01/21	235	235,973
Southern Power Co., Series E, 2.50%, 12/15/21 (Call 11/15/21)	200	201,268
		2,381,716
Food — 3.3%
General Mills Inc., 3.15%, 12/15/21 (Call 09/15/21)(a)	675	677,248
JM Smucker Co. (The), 3.50%, 10/15/21	480	483,067
Kroger Co. (The), 2.95%, 11/01/21 (Call 10/01/21)	275	276,202
		1,436,517
Health Care - Products — 0.1%
Zimmer Biomet Holdings Inc., 3.38%, 11/30/21 (Call 08/30/21)(a)	50	50,115
Security	Par (000)	Value

Home Builders — 1.6%
KB Home, 7.00%, 12/15/21 (Call 09/15/21)	$700	$704,368

Household Products & Wares — 0.4%
Clorox Co. (The), 3.80%, 11/15/21	150	151,502

Insurance — 0.4%
Trinity Acquisition PLC, 3.50%, 09/15/21 (Call 08/15/21)	175	175,180

Lodging — 0.5%
Marriott International Inc./MD, Series N, 3.13%, 10/15/21 (Call 08/09/21)	200	200,090

Machinery — 1.1%
CNH Industrial Capital LLC, 3.88%, 10/15/21	233	234,580
Xylem Inc., 4.88%, 10/01/21	250	251,742
		486,322
Manufacturing — 0.9%
General Electric Co., 4.65%, 10/17/21	400	403,644

Media — 4.0%
CSC Holdings LLC, 6.75%, 11/15/21	1,725	1,751,065

Oil & Gas — 2.6%
Canadian Natural Resources Ltd., 3.45%, 11/15/21 (Call 08/15/21)	125	125,129
Ovintiv Inc., 3.90%, 11/15/21 (Call 08/15/21)	860	860,516
Suncor Energy Inc., 9.25%, 10/15/21	150	152,647
		1,138,292
Oil & Gas Services — 0.7%
Halliburton Co., 3.25%, 11/15/21 (Call 08/15/21)	310	310,285

Pharmaceuticals — 6.2%
AbbVie Inc.
2.15%, 11/19/21	650	653,679
3.38%, 11/14/21	125	126,103
5.00%, 12/15/21 (Call 09/16/21)(a)	250	251,362
Elanco Animal Health Inc., 4.91%, 08/27/21	1,510	1,512,673
Zoetis Inc., 3.25%, 08/20/21	150	150,210
		2,694,027
Pipelines — 1.4%
ANR Pipeline Co., 9.63%, 11/01/21	175	178,888
Williams Companies Inc. (The)
4.00%, 11/15/21 (Call 08/15/21)	350	350,434
7.88%, 09/01/21	60	60,345
		589,667
Real Estate Investment Trusts — 2.2%
Starwood Property Trust Inc., 5.00%, 12/15/21 (Call 09/15/21)	960	962,746

Retail — 3.2%
Lowe’s Companies Inc., 3.80%, 11/15/21 (Call 08/15/21)	125	125,331
Walgreens Boots Alliance Inc., 3.30%, 11/18/21 (Call 09/18/21)	525	526,922
Yum! Brands Inc., 3.75%, 11/01/21 (Call 08/01/21)	735	735,000
		1,387,253
Savings & Loans — 0.5%
First Niagara Financial Group Inc., 7.25%, 12/15/21	200	204,968

Semiconductors — 0.5%
Analog Devices Inc., 2.50%, 12/05/21 (Call 11/05/21)(a)	225	226,280

Software — 3.0%
Oracle Corp., 1.90%, 09/15/21 (Call 08/15/21)	1,025	1,026,250

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2021 Term High Yield and Income ETF
July 31, 2021	(Percentages shown are based on Net Assets)

Security	Par/ Shares (000)	Value

Software (continued)
Roper Technologies Inc., 2.80%, 12/15/21 (Call 11/15/21)	$280	$282,002
		1,308,252
Telecommunications — 7.9%
Qwest Corp., 6.75%, 12/01/21(a)	1,625	1,655,517
Sprint Communications Inc., 11.50%, 11/15/21	700	721,294
Sprint Corp., 7.25%, 09/15/21	1,050	1,057,875
		3,434,686
Transportation — 2.1%
Navios Maritime Acquisition Corp./Navios Acquisition Finance U.S. Inc., 8.13%, 11/15/21 (Call 08/30/21)(c)	600	491,790
Norfolk Southern Corp., 3.25%, 12/01/21 (Call 09/01/21)	175	175,404
Ryder System Inc., 3.45%, 11/15/21 (Call 10/15/21)	225	226,136
		893,330
Total Corporate Bonds & Notes — 65.8%
(Cost: $28,625,373)		28,584,329

Short-Term Investments
Money Market Funds — 37.0%
BlackRock Cash Funds: Institutional, SL Agency Shares, 0.06%(d)(e)(f)	1,597	1,597,688
Security	Shares (000)	Value

Money Market Funds (continued)
BlackRock Cash Funds: Treasury, SL Agency Shares, 0.00%(d)(e)	14,480	$14,480,000
		16,077,688
Total Short-Term Investments — 37.0%
(Cost: $16,077,265)		16,077,688

Total Investments in Securities — 102.8%
(Cost: $44,702,638)		44,662,017

Other Assets, Less Liabilities — (2.8)%		(1,234,013)

Net Assets — 100.0%		$43,428,004

(a)	All or a portion of this security is on loan.

(b)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step-down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.

(c)	Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(d)	Affiliate of the Fund.

(e)	Annualized 7-day yield as of period-end.

(f)	All or a portion of this security was purchased with cash collateral received from loaned securities.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2021 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/20	Purchases at Cost		Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/21	Shares Held at 07/31/21 (000)	Income		Capital Gain Distributions from Underlying Funds
BlackRock Cash Funds: Institutional, SL Agency Shares	$1,241,761	$356,396	(a)	$—	$(471)	$2	$1,597,688	1,597	$3,842	(b)	$—
BlackRock Cash Funds: Treasury, SL Agency Shares	610,000	13,870,000	(a)	—	—	—	14,480,000	14,480	357		—
					$(471)	$2	$16,077,688		$4,199		$—

(a)	Represents net amount purchased (sold).

(b)	All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.

Fair Value Measurements

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, (including the Global Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Global Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments

Schedule of Investments (unaudited) (continued)	iShares® iBonds® 2021 Term High Yield and Income ETF
July 31, 2021

Fair Value Measurements (continued)

is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the value of the Fund’s investments according to the fair value hierarchy as of July 31, 2021. The breakdown of the Fund’s investments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Investments
Assets
Corporate Bonds & Notes	$—	$28,584,329	$—	$28,584,329
Money Market Funds	16,077,688	—	—	16,077,688
	$16,077,688	$28,584,329	$—	$44,662,017

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